Investment Strategy	Jun. 30, 2026
A C I Shares [Member] | JPMorgan SmartRetirement Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Income Fund is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes, with an emphasis on fixed income over equity and other assets, by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s target allocations among various asset and sub-asset classes as of the date of this prospectus are set forth below:Target Allocations[1]Fixed Income55.00U.S. Fixed Income41.60Inflation Managed5.00High Yield Fixed Income6.60Emerging Markets Debt1.80Equity40.00U.S. Large Cap Equity21.15U.S. Mid Cap Equity2.80U.S. Small Cap Equity1.55REITs0.80International Equity10.00Emerging Markets Equity3.70Money Market/Cash and Cash Equivalents5.00Money Market/Cash and Cash Equivalents5.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Income Fund is generally intended for investors who are retired or about to retire soon.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity53.00U.S. Large Cap Equity28.05U.S. Mid Cap Equity3.70U.S. Small Cap Equity2.05REITs1.05International Equity13.25Emerging Markets Equity4.90Fixed Income47.00U.S. Fixed Income37.95Inflation Managed2.50High Yield Fixed Income5.15Emerging Markets Debt1.40Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity66.00U.S. Large Cap Equity34.95U.S. Mid Cap Equity4.60U.S. Small Cap Equity2.50REITs1.30International Equity16.55Emerging Markets Equity6.10Fixed Income34.00U.S. Fixed Income29.25Inflation Managed0.00High Yield Fixed Income3.75Emerging Markets Debt1.00Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity77.00U.S. Large Cap Equity40.65U.S. Mid Cap Equity5.40U.S. Small Cap Equity2.95REITs1.55International Equity19.30Emerging Markets Equity7.15Fixed Income23.00U.S. Fixed Income19.75Inflation Managed0.00High Yield Fixed Income2.55Emerging Markets Debt0.70Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity85.00U.S. Large Cap Equity44.95U.S. Mid Cap Equity5.95U.S. Small Cap Equity3.25REITs1.70International Equity21.30Emerging Markets Equity7.85Fixed Income15.00U.S. Fixed Income12.90Inflation Managed0.00High Yield Fixed Income1.65Emerging Markets Debt0.45Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
A C I Shares [Member] | JPMorgan SmartRetirement 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Income Fund is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes, with an emphasis on fixed income over equity and other assets, by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s target allocations among various asset and sub-asset classes as of the date of this prospectus are set forth below:Target Allocations[1]Fixed Income55.00U.S. Fixed Income41.60Inflation Managed5.00High Yield Fixed Income6.60Emerging Markets Debt1.80Equity40.00U.S. Large Cap Equity21.15U.S. Mid Cap Equity2.80U.S. Small Cap Equity1.55REITs0.80International Equity10.00Emerging Markets Equity3.70Money Market/Cash and Cash Equivalents5.00Money Market/Cash and Cash Equivalents5.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Income Fund is generally intended for investors who are retired or about to retire soon.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity53.00U.S. Large Cap Equity28.05U.S. Mid Cap Equity3.70U.S. Small Cap Equity2.05REITs1.05International Equity13.25Emerging Markets Equity4.90Fixed Income47.00U.S. Fixed Income37.95Inflation Managed2.50High Yield Fixed Income5.15Emerging Markets Debt1.40Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity66.00U.S. Large Cap Equity34.95U.S. Mid Cap Equity4.60U.S. Small Cap Equity2.50REITs1.30International Equity16.55Emerging Markets Equity6.10Fixed Income34.00U.S. Fixed Income29.25Inflation Managed0.00High Yield Fixed Income3.75Emerging Markets Debt1.00Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity77.00U.S. Large Cap Equity40.65U.S. Mid Cap Equity5.40U.S. Small Cap Equity2.95REITs1.55International Equity19.30Emerging Markets Equity7.15Fixed Income23.00U.S. Fixed Income19.75Inflation Managed0.00High Yield Fixed Income2.55Emerging Markets Debt0.70Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity85.00U.S. Large Cap Equity44.95U.S. Mid Cap Equity5.95U.S. Small Cap Equity3.25REITs1.70International Equity21.30Emerging Markets Equity7.85Fixed Income15.00U.S. Fixed Income12.90Inflation Managed0.00High Yield Fixed Income1.65Emerging Markets Debt0.45Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market/Cash and Cash Equivalents0.00Money Market/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes underlying funds to implement its target allocations although the Fund also has flexibility to utilize other direct investments in securities and derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For passive underlying funds, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend Income Fund invests in other mutual funds and exchange traded funds (ETFs) within the same group of investment companies (J.P. Morgan Funds) and, for the limited purposes described below, also invests in passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund is generally intended for investors who are retired or about to retire soon.The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, securities and other financial instruments, with an emphasis on fixed income investments over global equity investments and other investments. “Blend” in the Fund’s name means that the Fund’s adviser, uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. The Fund’s target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:Target Allocations[1]Fixed Income55.00U.S. Fixed Income41.60Inflation Managed5.00High Yield Fixed Income6.60Emerging Markets Debt1.80Equity40.00U.S. Large Cap Equity21.15U.S. Mid Cap Equity2.80U.S. Small Cap Equity1.55REITs0.80International Equity10.00Emerging Markets Equity3.70Money Market Funds/Cash and Cash Equivalents5.00Money Market Funds/Cash and Cash Equivalents5.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include US Large Cap Equities, US Small/Mid Cap Equities, and Developed International Equities. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available.In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund may invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. The adviser may hire affiliated and/or unaffiliated sub-advisers to manage any of the asset classes described under each Fund’s “What are the Fund’s main investment strategies?” section in the “Risk/Return Summary.” When using sub-advisers to manage each Fund’s assets, the adviser, subject to certain conditions and oversight by the Funds’ Board of Trustees, will have the right to hire, terminate, or replace sub-advisers without investor approval. Each Fund will notify investors of changes to sub-advisers. Please see the “The Fund’s Investment Adviser” section under “The Fund’s Management and Administration” for more details.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is generally intended for investors who are retired or about to retire soon.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity53.00U.S. Large Cap Equity28.05U.S. Mid Cap Equity3.70U.S. Small Cap Equity2.05REITs1.05International Equity13.25Emerging Markets Equity4.90Fixed Income47.00U.S. Fixed Income37.95Inflation Managed2.50High Yield Fixed Income5.15Emerging Markets Debt1.40Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity66.00U.S. Large Cap Equity34.95U.S. Mid Cap Equity4.60U.S. Small Cap Equity2.50REITs1.30International Equity16.55Emerging Markets Equity6.10Fixed Income34.00U.S. Fixed Income29.25Inflation Managed0.00High Yield Fixed Income3.75Emerging Markets Debt1.00Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity77.00U.S. Large Cap Equity40.65U.S. Mid Cap Equity5.40U.S. Small Cap Equity2.95REITs1.55International Equity19.30Emerging Markets Equity7.15Fixed Income23.00U.S. Fixed Income19.75Inflation Managed0.00High Yield Fixed Income2.55Emerging Markets Debt0.70Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity85.00U.S. Large Cap Equity44.95U.S. Mid Cap Equity5.95U.S. Small Cap Equity3.25REITs1.70International Equity21.30Emerging Markets Equity7.85Fixed Income15.00U.S. Fixed Income12.90Inflation Managed0.00High Yield Fixed Income1.65Emerging Markets Debt0.45Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend Income Fund invests in other mutual funds and exchange traded funds (ETFs) within the same group of investment companies (J.P. Morgan Funds) and, for the limited purposes described below, also invests in passive ETFs that are managed by unaffiliated investment advisers (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund is generally intended for investors who are retired or about to retire soon.The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, securities and other financial instruments, with an emphasis on fixed income investments over global equity investments and other investments. “Blend” in the Fund’s name means that the Fund’s adviser, uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. The Fund’s target allocations among various asset classes and sub-asset classes as of the date of this prospectus are set forth below:Target Allocations[1]Fixed Income55.00U.S. Fixed Income41.60Inflation Managed5.00High Yield Fixed Income6.60Emerging Markets Debt1.80Equity40.00U.S. Large Cap Equity21.15U.S. Mid Cap Equity2.80U.S. Small Cap Equity1.55REITs0.80International Equity10.00Emerging Markets Equity3.70Money Market Funds/Cash and Cash Equivalents5.00Money Market Funds/Cash and Cash Equivalents5.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include US Large Cap Equities, US Small/Mid Cap Equities, and Developed International Equities. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available.In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund may invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index such as futures. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. The adviser may hire affiliated and/or unaffiliated sub-advisers to manage any of the asset classes described under each Fund’s “What are the Fund’s main investment strategies?” section in the “Risk/Return Summary.” When using sub-advisers to manage each Fund’s assets, the adviser, subject to certain conditions and oversight by the Funds’ Board of Trustees, will have the right to hire, terminate, or replace sub-advisers without investor approval. Each Fund will notify investors of changes to sub-advisers. Please see the “The Fund’s Investment Adviser” section under “The Fund’s Management and Administration” for more details.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund is generally intended for investors who are retired or about to retire soon.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2030 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity53.00U.S. Large Cap Equity28.05U.S. Mid Cap Equity3.70U.S. Small Cap Equity2.05REITs1.05International Equity13.25Emerging Markets Equity4.90Fixed Income47.00U.S. Fixed Income37.95Inflation Managed2.50High Yield Fixed Income5.15Emerging Markets Debt1.40Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2030 Fund is generally intended for investors who plan to retire around the year 2030 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2035 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity66.00U.S. Large Cap Equity34.95U.S. Mid Cap Equity4.60U.S. Small Cap Equity2.50REITs1.30International Equity16.55Emerging Markets Equity6.10Fixed Income34.00U.S. Fixed Income29.25Inflation Managed0.00High Yield Fixed Income3.75Emerging Markets Debt1.00Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2035 Fund is generally intended for investors who plan to retire around the year 2035 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2040 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity77.00U.S. Large Cap Equity40.65U.S. Mid Cap Equity5.40U.S. Small Cap Equity2.95REITs1.55International Equity19.30Emerging Markets Equity7.15Fixed Income23.00U.S. Fixed Income19.75Inflation Managed0.00High Yield Fixed Income2.55Emerging Markets Debt0.70Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2040 Fund is generally intended for investors who plan to retire around the year 2040 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2045 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity85.00U.S. Large Cap Equity44.95U.S. Mid Cap Equity5.95U.S. Small Cap Equity3.25REITs1.70International Equity21.30Emerging Markets Equity7.85Fixed Income15.00U.S. Fixed Income12.90Inflation Managed0.00High Yield Fixed Income1.65Emerging Markets Debt0.45Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2045 Fund is generally intended for investors who plan to retire around the year 2045 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2050 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2050 Fund is generally intended for investors who plan to retire around the year 2050 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2055 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on global equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2055 Fund is generally intended for investors who plan to retire around the year 2055 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.
I Shares [Member] | JPMorgan SmartRetirement Blend 2060 Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The JPMorgan SmartRetirement® Blend 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year). Prior to reaching the target retirement year, the Fund seeks risk appropriate total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement year. The Fund assumes a person will be at or around age 65 at the target retirement year. The Fund is designed to provide exposure to equity, fixed income and cash/cash equivalent asset classes by investing in mutual funds and exchange traded funds (ETFs) within the same group of investment companies (i.e., J.P. Morgan Funds), passive ETFs that are managed by unaffiliated investment advisers in certain limited instances (unaffiliated passive ETFs) (collectively with the J.P. Morgan Funds, the underlying funds) and/or direct investments in securities and other financial instruments. The Fund may also invest in derivatives. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds. “Blend” in the Fund’s name means that the Fund’s adviser uses passive underlying funds and strategies as well as actively-managed underlying funds and strategies. In allocating the Fund’s assets between actively-managed underlying funds and passive underlying funds, the adviser generally uses passive ETFs for asset classes where the price of the asset is assumed to be fair and accurate, reflecting all relevant information that is available about the value of the asset (efficient markets). Examples of efficient markets include U.S. Large Cap Equities, U.S. Small/Mid Cap Equities, and Developed International Equities. Generally, the amount of the Fund’s assets allocated to passive underlying funds will decrease the closer a Fund is to its target retirement year. In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.The Fund’s asset allocation strategy is designed to promote asset accumulation tailored to the time when investors expect to retire. As a result, the Fund’s asset allocation strategy will change over time, generally becoming more conservative as it approaches the target retirement year. This means the asset allocation strategy will generally start with a greater emphasis on equity investments and gradually shift to more emphasis on fixed income investments. The anticipated target allocations between asset classes over the life of the Fund are displayed in the “glide path” below. In addition, the Fund's target allocations based on its position along the glide path as of the date of this prospectus are included in the table following the glide path.Target Allocations[1]Equity92.00U.S. Large Cap Equity48.65U.S. Mid Cap Equity6.45U.S. Small Cap Equity3.50REITs1.85International Equity23.05Emerging Markets Equity8.50Fixed Income8.00U.S. Fixed Income6.85Inflation Managed0.00High Yield Fixed Income0.90Emerging Markets Debt0.25Money Market Funds/Cash and Cash Equivalents0.00Money Market Funds/Cash and Cash Equivalents0.00Note: Above allocations may not sum up to 100% due to rounding. 1As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations. The adviser will periodically assess the target allocations shown above taking into account various factors, such as current market conditions, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on the adviser’s assessment, these adjustments may include modifying the existing allocations among asset classes or, among other things, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result of the adviser’s ability to make these modifications, as well as a Fund moving along its glide path each year, the Fund’s actual allocations may differ from what is shown above by +/- 15%. In addition, as the adviser monitors the risk profile of the Fund over various market environments, it may determine that conditions are not favorable and that deviations beyond +/- 15% are necessary to substantially reduce risk in order to preserve capital. Updated information concerning the Fund’s actual allocations to underlying funds and investments is available in the Fund’s shareholder reports and financial statements, and on the Fund’s website from time to time. The Fund is a “to” target date fund. This means that the Fund intends to reach its most conservative target allocations around the end of the year of the target retirement year. When the target allocations of the Fund are substantially the same as those of the JPMorgan SmartRetirement Blend Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Blend Income Fund at the discretion of the Fund’s Board of Trustees.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The JPMorgan SmartRetirement® Blend 2060 Fund is generally intended for investors who plan to retire around the year 2060 (the target retirement year).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	In selecting underlying funds, the adviser expects to select J.P. Morgan Funds without considering or canvassing the universe of unaffiliated underlying funds available, even though there may (or may not) be one or more unaffiliated underlying funds that investors might regard as more attractive for the Fund or that have superior returns. For actively-managed underlying funds, the adviser limits its selection to J.P. Morgan Funds. For efficient markets exposure, the adviser expects to use J.P. Morgan passive ETFs unless the investment is not available. To the extent the adviser determines, in its sole discretion, that an investment in a J.P. Morgan passive ETF is not available, only then will the adviser consider an unaffiliated passive ETF.